Shareholder Report, Average Annual Return (Details) B522147_Direxion Daily Small Cap Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Small Cap Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Small Cap Bull 3X Shares NAV
Average Annual Return, Percent	13.36%	8.64%	3.59%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	14.41%	11.50%	9.36%